Exhibit 99
Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	April 2013
Payment Date	5/15/2013
Transaction Month	28
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,219,072,241.43	55,496	56.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$255,000,000.00	0.28900%	February 15, 2012
Class A-2 Notes	$276,800,000.00	0.620%	July 15, 2013
Class A-3 Notes	$335,300,000.00	0.970%	January 15, 2015
Class A-4 Notes	$191,990,000.00	1.650%	May 15, 2016
Class B Notes	$33,440,000.00	2.380%	July 15, 2016
Class C Notes	$22,290,000.00	2.620%	October 15, 2016
Class D Notes	$22,290,000.00	3.210%	July 15, 2017
Total	$1,137,110,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,510,422.70

Principal:
Principal Collections	$13,183,947.93
Prepayments in Full	$7,932,823.47
Liquidation Proceeds	$278,513.12
Recoveries	$90,653.58
Sub Total	$21,485,938.10
Collections	$22,996,360.80

Purchase Amounts:
Purchase Amounts Related to Principal	$457,132.32
Purchase Amounts Related to Interest	$2,659.97
Sub Total	$459,792.29

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$23,456,153.09

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	April 2013
Payment Date	5/15/2013
Transaction Month	28
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$23,456,153.09
Servicing Fee	$330,056.40	$330,056.40	$0.00	$0.00	$23,126,096.69
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$23,126,096.69
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$23,126,096.69
Interest - Class A-3 Notes	$75,920.57	$75,920.57	$0.00	$0.00	$23,050,176.12
Interest - Class A-4 Notes	$263,986.25	$263,986.25	$0.00	$0.00	$22,786,189.87
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,786,189.87
Interest - Class B Notes	$66,322.67	$66,322.67	$0.00	$0.00	$22,719,867.20
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,719,867.20
Interest - Class C Notes	$48,666.50	$48,666.50	$0.00	$0.00	$22,671,200.70
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,671,200.70
Interest - Class D Notes	$59,625.75	$59,625.75	$0.00	$0.00	$22,611,574.95
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$22,611,574.95
Regular Principal Payment	$20,336,398.82	$20,336,398.82	$0.00	$0.00	$2,275,176.13
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,275,176.13
Residuel Released to Depositor	$0.00	$2,275,176.13	$0.00	$0.00	$0.00
Total		$23,456,153.09

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$20,336,398.82
Total					$20,336,398.82
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$20,336,398.82	$60.65	$75,920.57	$0.23	$20,412,319.39	$60.88
Class A-4 Notes	$0.00	$0.00	$263,986.25	$1.38	$263,986.25	$1.38
Class B Notes	$0.00	$0.00	$66,322.67	$1.98	$66,322.67	$1.98
Class C Notes	$0.00	$0.00	$48,666.50	$2.18	$48,666.50	$2.18
Class D Notes	$0.00	$0.00	$59,625.75	$2.68	$59,625.75	$2.68
Total	$20,336,398.82	$17.88	$514,521.74	$0.45	$20,850,920.56	$18.34

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	April 2013
Payment Date	5/15/2013
Transaction Month	28

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$93,922,353.81	0.2801144	$73,585,954.99	0.2194630
Class A-4 Notes	$191,990,000.00	1.0000000	$191,990,000.00	1.0000000
Class B Notes	$33,440,000.00	1.0000000	$33,440,000.00	1.0000000
Class C Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Class D Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Total	$363,932,353.81	0.3200503	$343,595,954.99	0.3021660

Pool Information
Weighted Average APR	4.513%	4.514%
Weighted Average Remaining Term	34.40	33.60
Number of Receivables Outstanding	28,582	27,749
Pool Balance	$396,067,678.65	$373,915,747.62
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$363,932,353.81	$343,595,954.99
Pool Factor	0.3248927	0.3067216

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$12,190,722.41
Targeted Credit Enhancement Amount	$12,190,722.41
Yield Supplement Overcollateralization Amount	$30,319,792.63
Targeted Overcollateralization Amount	$30,319,792.63
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$30,319,792.63

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$12,190,722.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$12,190,722.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$12,190,722.41

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	April 2013
Payment Date	5/15/2013
Transaction Month	28

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		63	$299,514.19
(Recoveries)		116	$90,653.58
Net Losses for Current Collection Period			$208,860.61
Cumulative Net Losses Last Collection Period			$6,621,297.56
Cumulative Net Losses for all Collection Periods			$6,830,158.17

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.63%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.02%	471	$7,567,143.25
61-90 Days Delinquent	0.18%	42	$654,808.63
91-120 Days Delinquent	0.07%	13	$255,419.28
Over 120 Days Delinquent	0.27%	56	$1,020,787.75
Total Delinquent Receivables	2.54%	582	$9,498,158.91

Repossession Inventory:
Repossessed in the Current Collection Period		21	$350,813.92
Total Repossessed Inventory		26	$535,034.57

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.5876%
Preceding Collection Period			0.7020%
Current Collection Period			0.6510%
Three Month Average			0.6469%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4022%
Preceding Collection Period			0.3709%
Current Collection Period			0.4000%
Three Month Average			0.3910%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer